Acquisitions and Other Transactions - Acquisition of Gold Royalties and Receipt of Valentine Gold Royalty Buy-back (Details) $ in Millions	Feb. 22, 2023 USD ($)	Jan. 22, 2023 USD ($)	Feb. 21, 2019	Feb. 19, 2019	Feb. 23, 2023 USD ($)	Feb. 22, 2023 CAD ($)
Acquisitions
Percentage of NSR	1.50%			2.00%
Gold Royalty, Australia
Acquisitions
Percentage of NSR		1.50%
Purchase price		$ 15,600,000
Consideration transferred on existing royalty		14,300,000
Contingent consideration recognised as of acquisition date		$ 1,300,000
Valentine Gold Royalty Buy-back - Newfoundland, Canada
Acquisitions
Percentage of NSR	2.00%		2.00%
Purchase price	$ 13,700,000				$ 7	$ 18.0
Option to buy back of NSR (as a percent)	0.50%					0.50%